Significant subsidiaries and equity method investments (Details) - 12 months ended Dec. 31, 2022
₽ in Millions, ₺ in Millions, € in Millions, ₨ in Millions, ฿ in Millions, ر.س in Millions, ¥ in Millions, ¥ in Millions, £ in Millions, zł in Millions, SFr in Millions, Rp in Millions, RM in Millions, R$ in Millions, $ in Millions, $ in Millions, $ in Millions, $ in Millions, $ in Millions, $ in Millions
	USD ($)	CHF (SFr)	PLN (zł)	GBP (£)	BRL (R$)	MXN ($)	AUD ($)	EUR (€)	HKD ($)	SGD ($)	INR (₨)	TRY (₺)	SAR (ر.س)	CAD ($)	JPY (¥)	MYR (RM)	THB (฿)	RUB (₽)	IDR (Rp)	CNY (¥)
BANK-now AG
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital | SFr		SFr 30.0
Credit Suisse Insurance Linked Strategies Ltd
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital | SFr		0.2
Credit Suisse (Poland) SP. z o.o
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital | zł			zł 20.0
Credit Suisse Services AG
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital | SFr		1.0
Credit Suisse Trust AG
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital | SFr		5.0
Credit Suisse Trust Holdings Limited
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital | £				£ 17.0
CS LP Holdings AG
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital | SFr		0.1
Inreska Limited
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital | £				3.0
Savoy Hotel Baur en Ville AG
Significant subsidiaries and equity method investments disclosures
Equity interest in %	88.00%
Nominal capital | SFr		7.5
Credit Suisse AG
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital | SFr		4,399.7
Alpine Securitization LTD
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital	$ 0.0
Banco Credit Suisse (Brasil) S.A.
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital | R$					R$ 53.6
Banco Credit Suisse (Mexico), S.A.
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital						$ 3,591.7
Banco de Investimentos Credit Suisse (Brasil) S.A.
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital | R$					164.8
Boston Re Ltd.
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital	$ 2.0
Casa de Bolsa Credit Suisse (Mexico), S.A. de C.V.
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital						$ 274.0
Column Financial, Inc.
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital	$ 0.0
Credit Suisse (Australia) Limited
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital							$ 34.1
Credit Suisse (Brasil) S.A. Corretora de Titulos e Valores Mobiliarios
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital | R$					98.4
Credit Suisse (Deutschland) Aktiengesellschaft
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital | €								€ 130.0
Credit Suisse (Hong Kong) Limited
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital									$ 8,192.9
Credit Suisse Istanbul Menkul Degerler A.S.
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital | ₺												₺ 10.0
Credit Suisse (Italy) S.P.A.
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital | €								170.0
Credit Suisse (Luxembourg) S.A.
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital | SFr		230.9
Credit Suisse (Qatar) LLC
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital	$ 29.0
Credit Suisse (Schweiz) AG
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital | SFr		100.0
Credit Suisse (Singapore) Limited
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital										$ 470.8
Credit Suisse (UK) Limited
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital | £				245.2
Credit Suisse (USA), Inc.
Significant subsidiaries and equity method investments disclosures
SEC-registered debt securities maturing in July 2032	$ 742.0
Equity interest in %	100.00%
Nominal capital	$ 0.0
Credit Suisse Asset Management (Schweiz) AG
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital | SFr		0.2
Credit Suisse Asset Management Real Estate GmbH
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital | €								6.1
redit Suisse Bank (Europe), S.A.
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital | €								18.0
Credit Suisse Fund Service Luxembourg SA
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital | SFr		1.5
Credit Suisse Asset Management (UK) Holding Limited
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital | £				144.2
Credit Suisse Asset Management International Holding Ltd
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital | SFr		20.0
Credit Suisse Asset Management Investments Ltd
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital | SFr		0.1
Credit Suisse Asset Management Ltd
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital | £				£ 45.0
Credit Suisse Asset Management, LLC
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital	$ 1,215.9
Credit Suisse Atlas I Investments (Luxembourg) S.a.r.l.
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital	$ 0.0
Credit Suisse Brazil (Bahamas) Limited
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital	$ 70.0
Credit Suisse Business Analytics (India) Private Limited
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital | ₨											₨ 40.0
Credit Suisse Capital LLC
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital	$ 1,702.3
Credit Suisse Entrepreneur Capital AG
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital | SFr		15.0
Credit Suisse Equities (Australia) Limited
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital							62.5
Credit Suisse Finance (India) Private Limited
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital | ₨											1,050.1
Credit Suisse First Boston (Latam Holdings) LLC
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital	$ 28.8
Credit Suisse First Boston Finance B.V.
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital | €								€ 0.0
Credit Suisse First Boston Mortgage Capital LLC
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital	$ 6.6
Credit Suisse Fund Management S.A.
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital | SFr		0.3
Credit Suisse Funds AG
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital | SFr		7.0
Credit Suisse Hedging-Griffo Corretora de Valores S.A.
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital | R$					R$ 29.6
Credit Suisse Holding Europe (Luxembourg) S.A.
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital | SFr		32.6
Credit Suisse Holdings (Australia) Limited
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital							$ 3.0
Credit Suisse Holdings (USA), Inc.
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital	$ 0.0
Credit Suisse International
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital	$ 11,366.2
Equity interest held by other subsidiary in %	98.00%
Voting rights held by other subsidiary in %	98.00%
Credit Suisse International (Bank)
Significant subsidiaries and equity method investments disclosures
Equity interest in %	98.00%
Nominal capital	$ 11,366.2
Equity interest held by other subsidiary in %	98.00%
Voting rights held by other subsidiary in %	98.00%
Remaining voting interests held by parent in %	2.00%
Credit Suisse Life (Bermuda) Ltd.
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital	$ 0.5
Credit Suisse Loan Funding LLC
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital	$ 1.7
Credit Suisse Management LLC
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital	$ 891.4
Credit Suisse Securities (Canada), Inc
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital														$ 3.4
Credit Suisse Securities (Europe) Limited
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital	$ 3,859.3
Credit Suisse Securities (Hong Kong) Limited
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital									$ 2,080.9
Credit Suisse Securities (India) Private Limited
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital | ₨											2,214.7
Credit Suisse Securities (Japan) Limited
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital | ¥															¥ 78,100.0
Credit Suisse Securities (Malaysia) Sdn. Bhd.
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital | RM																RM 100.0
LLC Credit Suisse Securities, (Moscow)
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital | ₽																		₽ 727.0
Credit Suisse Securities (Singapore) Pte Limited
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital										$ 30.0
Credit Suisse Securities (Thailand) Limited
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital | ฿																	฿ 500.0
Credit Suisse Securities (USA) LLC
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital	$ 1,200.7
Credit Suisse Services (India) Private Limited
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital | ₨											₨ 0.1
Credit Suisse Services (USA) LLC
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital	$ 15.4
CS Non-Traditional Products Ltd.
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital	$ 0.1
DLJ Mortgage Capital, Inc.
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital	$ 0.0
Fides Treasury Services AG
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital | SFr		2.0
JSC Bank Credit Suisse (Moscow)
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital | ₽																		₽ 460.0
CSSEL Guernsey Bare Trust
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital	$ 0.0
Lime Residential Ltd
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital	$ 0.0
Merban Equity AG
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital | SFr		0.1
Select Portfolio Servicing, Inc.
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital	$ 0.0
Solar Investco II Ltd.
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital	$ 0.0
SP Holding Enterprises Corp.
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital	$ 0.0
SR Lease Co VI Ltd.
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital	$ 0.0
PT Credit Suisse Sekuritas Indonesia
Significant subsidiaries and equity method investments disclosures
Equity interest in %	99.00%
Nominal capital | Rp																			Rp 235,000.0
Credit Suisse Hypotheken AG
Significant subsidiaries and equity method investments disclosures
Equity interest in %	98.00%
Nominal capital | SFr		SFr 0.1
Credit Suisse Saudi Arabia
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital | ر.س													ر.س 737.5
Credit Suisse Securities (China) Limited [Member]
Significant subsidiaries and equity method investments disclosures
Equity interest in %	51.00%
Nominal capital | ¥																				¥ 1,089.0
Swisscard AECS GmBH
Significant subsidiaries and equity method investments disclosures
Equity interest in %	50.00%
ICBC Credit Suisse Asset Management Co., Ltd.
Significant subsidiaries and equity method investments disclosures
Equity interest in %	20.00%
York Capital Management Global Advisors, LLC
Significant subsidiaries and equity method investments disclosures
Equity interest in %	5.00%
Holding Verde Empreendimentos e Participacoes S.A.
Significant subsidiaries and equity method investments disclosures
Equity interest in %	0.00%